Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Foreign suppliers	$ 545.4	$ 523.0
Risk partners	162.0	306.1
Domestic suppliers	117.3	123.0
Trade accounts payable	824.7	952.1
Current portion	$ 824.7	$ 952.1